Long-Term Debt (Predecessor) (Details) (USD $)		9 Months Ended					0 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended
	Mar. 31, 2014	Mar. 31, 2014 Royal Bank of Scotland plc (RBS) item	Mar. 31, 2014 Tranche A item	Mar. 31, 2014 Tranche B item	Mar. 31, 2014 Tranche C item	Mar. 31, 2013 Predecessor	Aug. 12, 2005 Predecessor Royal Bank of Scotland plc (RBS) item	Mar. 31, 2013 Predecessor Royal Bank of Scotland plc (RBS)	Aug. 12, 2005 Predecessor Tranche A	Aug. 12, 2005 Predecessor Tranche B item	Mar. 31, 2013 Predecessor Tranche B	Aug. 12, 2005 Predecessor Tranche C item	Mar. 31, 2013 Predecessor Tranche C	Aug. 12, 2005 Predecessor Tranche D item	Mar. 31, 2013 Predecessor Tranche D	Jul. 25, 2007 Predecessor Deutsche Schiffsbank item	Mar. 31, 2013 Predecessor Deutsche Schiffsbank
Presented as follows:
Current portion of long-term debt	$ 9,612,000					$ 12,112,000
Long-term debt	119,106,500					128,718,500
Minimum annual principal payments
2014	9,612,000					12,112,000
2015	9,612,000					9,612,000
2016	9,612,000					9,612,000
2017	9,612,000					9,612,000
2018	57,268,000					9,612,000
Thereafter	33,002,500					90,270,500
Total	128,718,500	128,718,500	44,200,000	33,241,000	51,277,500	140,830,500		138,330,500			35,798,000		47,600,000		54,932,500		2,500,000
Number of tranches in which loan facility is divided		3					4
Maximum borrowing allowed									34,900,000	51,100,000		68,000,000		68,800,000
Original loan amount		135,224,500	47,600,000	34,500,000	53,100,000											8,000,000
Debt financing as percentage of the construction cost of vessels							80.00%
Number of installments			12	11	14					24		24		24		24
Amount of installment			1,700,000	1,278,500	1,827,500					1,278,500		1,700,000		1,720,000		250,000
Balloon payment			27,200,000	20,456,000	27,520,000					20,456,000		27,200,000		27,520,000		2,000,000
Variable interest rate basis		LIBOR					LIBOR									LIBOR
Margin (as a percent)							0.925%									1.10%
Minimum market adjusted security cover ratio as percentage of aggregate outstanding loan balance		125.00%					120.00%									125.00%
Period after non-compliance of minimum market adjusted security cover ratio and percentage of debt swap exposure prepayment required to be made		1 month					30 days
Shortfall in compliance with the security cover								$ 7,700,000